PREPAYMENT AND OTHER CURRENT ASSETS (Details) (USD $)	Dec. 31, 2013	Dec. 31, 2012
PREPAYMENT AND OTHER CURRENT ASSETS [Line Items]
Prepayment for inventory purchase	$ 4,867,803	$ 3,808,938
Other prepaid expenses	730,181	261,037
Prepayment and other current assets	$ 5,597,984	$ 4,069,975